Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets [Abstract]
Amortization expense intangible assets	$ 737,842	$ 591,321	$ 314,023
Acquired intangible asset	$ 596,469	$ 890,377	$ 853,049